10. Financial Instruments (Details - Financial instruments) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of offsetting of financial liabilities [line items]
Cash and cash equivalents	$ 58,143	$ 55,393	$ 134,574	$ 165,091
Trade and other receivables	407,010	900,077	942,879
Financial assets	465,153	955,470	977,453
Loans and borrowings and notes payable	22,584,601	25,317,163	26,807,987
Derivatives financial liabilities	1,859,700	794,235	2,733,836
Level 1 Of Fair Value Hierarchy [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Convertible Promissory Notes [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Interest Rate Swap Agreement [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	0	0	0
Level 2 Of Fair Value Hierarchy [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	1,859,700	794,235	2,733,836
Level 2 Of Fair Value Hierarchy [Member] | Convertible Promissory Notes [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	1,859,700	794,235	2,568,188
Level 2 Of Fair Value Hierarchy [Member] | Interest Rate Swap Agreement [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	0	0	165,648
Level 3 of fair value hierarchy [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	0	0	0
Level 3 of fair value hierarchy [Member] | Convertible Promissory Notes [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	0	0	0
Level 3 of fair value hierarchy [Member] | Interest Rate Swap Agreement [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	0	0	0
Financial liabilities at fair value, class [Member]
Disclosure of offsetting of financial liabilities [line items]
Trade and other payables	0	0	0
Loans and borrowings and notes payable	0	0	0
Derivatives financial liabilities	1,859,700	794,235	2,733,836
Total financial liabilities	1,859,700	794,235	2,733,836
Financial Liabilities At Amortised Cost [Member]
Disclosure of offsetting of financial liabilities [line items]
Trade and other payables	6,409,094	5,994,904	5,372,684
Loans and borrowings and notes payable	26,572,080	27,802,729	28,136,250
Derivatives financial liabilities	0	0	0
Total financial liabilities	$ 32,981,174	$ 33,797,633	$ 33,508,934